LOSS PER SHARE (Schedule of Basic Loss Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Loss attributed to ordinary shares	$ (9,221)	$ (60,614)	$ (24,951)
Number of shares used in basic calculation	1,198,107,761	963,365,525	773,956,973
Basic and diluted loss per ordinary share	$ (0.01)	$ (0.06)	$ (0.03)
Diluted earnings (loss) per share	$ (0.01)	$ (0.06)	$ (0.03)